Note 9 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Office properties	Equipment	Leasehold improvements	Furniture and fixtures	Total
Cost:
As of January 1, 2022	$10,257	$28,604	$1,719	$782	$41,363
Additions	-	3,505	19	45	3,570
Adjustments to right-of-use assets	4,182	1,722	-	-	5,904
Disposals	(404)	(174)	-	-	(578)
Effect of movements in exchange rates	1	137	(15)	(5)	118
As of December 31, 2022	14,036	33,794	1,724	822	50,377
Additions	-	1,829	-	44	1,873
Adjustments to right-of-use assets	1,829	4,527	-	-	6,356
Disposals	(376)	(3,410)	-	(1)	(3,788)
Effect of movements in exchange rates	(84)	13	1	(5)	(75)
As of December 31, 2023	15,405	36,753	1,725	859	54,742

Depreciation and impairment:
As of January 1, 2022	6,086	20,955	1,388	670	29,100
Depreciation	2,047	5,016	196	61	7,321
Disposals	(404)	(174)	-	-	(577)
Effect of movements in exchange rates	(1)	(100)	12	-	(89)
As of December 31, 2022	7,728	25,696	1,596	732	35,754
Depreciation	1,664	4,841	116	40	6,660
Disposals	(376)	(3,410)	-	(1)	(3,786)
Effect of movements in exchange rates	47	(10)	(1)	5	41
As of December 31, 2023	9,063	27,118	1,711	776	38,669

Net book value as of December 31, 2022	6,308	8,097	127	90	14,623
Net book value as of December 31, 2023	$6,343	$9,635	$14	$83	$16,074

Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
●	Office properties:	Up to 7 years
●	Equipment:	Up to 10 years, or term of lease contract
●	Leasehold improvements:	Up to 6 years, or term of lease contract
●	Furniture and fixtures:	Up to 5 years